UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                  ---------------------------------------------

                             HENDERSON GLOBAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
--------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

       CHRISTOPHER K. YARBROUGH                             CATHY G. O'KELLY
       737 NORTH MICHIGAN AVENUE                           VEDDER PRICE P.C.
              SUITE 1700                                222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60611                         CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
HENDERSON GLOBAL REAL ESTATE EQUITIES FUND
MARCH 31, 2009




                                                  VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 34.22%
               HONG KONG - 16.96%
       10,000  China Overseas Land &
               Investment, Ltd.          $       15,741
        7,000  Henderson Land
               Development Co., Ltd.             26,733
        4,000  Sun Hung Kai Properties,
               Ltd.                              35,894
                                          --------------
                                                 78,368
                                          --------------
               JAPAN - 10.04%
          200  Aeon Mall Co., Ltd.                2,536
        2,000  Mitsubishi Estate Co.,
               Ltd.                              22,266
        2,000  Mitsui Fudosan Co., Ltd.          21,559
                                          --------------
                                                 46,361
                                          --------------
               SINGAPORE - 1.67%
        5,042  Capitaland, Ltd.                   7,724
                                          --------------
               SWEDEN - 1.44%
          600  Castellum AB                       3,380
          290  Wihlborgs Fastigheter AB           3,246
                                          --------------
                                                  6,626
                                          --------------
               SWITZERLAND - 1.10%
          120  PSP Swiss Property AG *            5,060
                                          --------------
               UNITED KINGDOM - 0.69%
          450  Development Securities
               plc                                1,556
          400  Helical Bar plc                    1,650
                                          --------------
                                                  3,206
                                          --------------
               UNITED STATES - 2.32%
          235  Crown Castle
               International Corp. *              4,796
           95  Plum Creek Timber
               Company, Inc.                      2,762
          136  SBA Communications Corp.,
               Class A *                          3,169
                                          --------------
                                                 10,727
                                          --------------

               TOTAL COMMON STOCK
               (Cost $217,395)                  158,072
                                          --------------

REIT AND REIT - LIKE INSTRUMENTS - 59.99%

               AUSTRALIA - 7.25%
       17,000  Dexus Property Group               8,866
       11,025  Goodman Group                      2,491
        3,181  Westfield Group                   22,119
                                          --------------
                                                 33,476
                                          --------------

                                                  VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               CANADA - 4.37%
          342  Boardwalk Real Estate
               Investment Trust          $        7,053
          899  Calloway Real Estate
               Investment Trust                   7,123
          438  Northern Property Real
               Estate Investment Trust            5,993
                                          --------------
                                                 20,169
                                          --------------
               FRANCE - 6.13%
           90  ICADE                              6,374
          155  Unibail-Rodamco                   21,959
                                          --------------
                                                 28,333
                                          --------------
               JAPAN - 3.31%
            2  Japan Real Estate
               Investment Corp.                  15,275
                                          --------------
               NETHERLANDS - 2.31%
          140  Corio N.V.                         5,792
           70  Wereldhave N.V.                    4,898
                                          --------------
                                                 10,690
                                          --------------
               SINGAPORE - 1.27%
        3,000  Ascendas Real Estate
               Investment Trust                   2,406
        4,000  CapitaMall Trust                   3,472
                                          --------------
                                                  5,878
                                          --------------
               UNITED KINGDOM - 5.49%
        1,250  British Land Co., plc              6,470
          500  Derwent London plc                 4,771
        1,920  Hammerson plc                      7,011
        1,137  Land Securities Group plc          7,134
                                          --------------
                                                 25,386
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
HENDERSON GLOBAL REAL ESTATE EQUITIES FUND
MARCH 31, 2009 (continued)


                                                  VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 29.86%
          128  Alexandria Real Estate
               Equities, Inc.            $        4,659
          580  Apartment Investment &
               Management Co., Class A            3,178
          121  AvalonBay Communities,
               Inc.                               5,694
          486  BioMed Realty Trust, Inc.          3,290
          813  Brandywine Realty Trust            2,317
          586  Cogdell Spencer, Inc.              2,989
          222  Digital Realty Trust,
               Inc.                               7,366
          136  EastGroup Properties,
               Inc.                               3,818
          100  Equity Lifestyle
               Properties, Inc.                   3,810
           83  Essex Property Trust,
               Inc.                               4,759
          690  Extra Space Storage Inc.           3,802
          141  Federal Realty Investment
               Trust                              6,486
          555  Hospitality Properties
               Trust                              6,660
          431  Inland Real Estate Corp.           3,056
          823  Kite Realty Group Trust            2,016
          765  Medical Properties Trust,
               Inc.                               2,792
          120  Mid-America Apartment
               Communities, Inc.                  3,700
          267  National Retail
               Properties, Inc.                   4,229
          305  Nationwide Health
               Properties, Inc.                   6,768
          404  Omega Healthcare
               Investors, Inc.                    5,688
          703  ProLogis                           4,570
          215  Regency Centers Corp.              5,713
          256  Simon Property Group,
               Inc.                               8,868
          303  SL Green Realty Corp.              3,272
          690  The Macerich Co.                   4,319
          747  UDR, Inc.                          6,432
          343  Ventas, Inc.                       7,755
          299  Vornado Realty Trust               9,939
                                          --------------
                                                137,945
                                          --------------

               TOTAL REIT AND REIT -
               LIKE INSTRUMENTS
               (Cost $419,070)                  277,152
                                          --------------

RIGHTS - 0.13%
               UNITED KINGDOM - 0.13%
        8,593  Segro plc
               Expires 4/06/09                      592
                                          --------------

               TOTAL RIGHTS
               (Cost $729)                          592
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $637,194)           $      435,816
                                          --------------

SHORT TERM INVESTMENT - 0.56%
        2,605  Fidelity Institutional
               Treasury Portfolio                 2,605
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $2,605)                      2,605
                                          --------------
TOTAL INVESTMENTS - 94.90%
               (Cost $639,799)                   438,421
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  5.10%                                           23,546
                                          --------------
TOTAL NET ASSETS - 100.00%               $       461,967
                                          --------------

        *  Non income producing security

     REIT  Real Estate Investment Trust

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS


GLOBAL REAL ESTATE EQUITIES FUND
MARCH 31, 2009 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS                       % OF NET
A PERCENTAGE OF NET ASSETS:                       ASSETS
-------------------------------------------------------------
Diversified Real Estate Activities                 24.72 %
Retail REIT's                                      23.66
Office REIT's                                       8.86
Residential REIT's                                  8.79
Specialized REIT's                                  8.49
Diversified REIT's                                  7.91
Real Estate Development                             3.77
Real Estate Operating Companies                     3.42
Industrial REIT's                                   3.00
Wireless Telecommunication Services                 1.72
                                           ------------------
Long Term Investments                              94.34
Short Term Investment                               0.56
                                           ------------------
Total Investments                                  94.90
Net Other Assets and Liabilities                    5.10
                                           ------------------
                                                  100.00 %
                                           ==================


                       See Notes to Financial Statements.

Henderson Global Real Estate Equities Fund
Notes to Portfolio of Investments

1. All percentages are based on the net assets of the Henderson Global Real Estate Equities Fund (the "Fund") as of March 31, 2009.

2. Net unrealized depreciation of the Fund's investment securities was $201,378, of which $15,641 related to appreciated investment securities and $217,019 related to depreciated investment securities for the fiscal quarter ended March 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the latest reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

o        Level 1 - quoted prices in active markets for identical investments

o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:

Henderson Global Real Estate Equities Fund
Notes to Portfolio of Investments

                                        INVESTMENTS IN
VALUATION INPUTS                          SECURITIES
Level 1 - Quoted Prices                         $201,546
Level 2 - Other Significant
Observable Inputs                                236,875
Level 3 - Significant
Unobservable Inputs                                    -
                                      -------------------
Total                                           $438,421
                                      ===================

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. During the period ended March 31, 2009 the Fund did not invest in derivative instruments or engage in related hedging activities.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
HENDERSON INTERNATIONAL EQUITY FUND
MARCH 31, 2009




                                                  VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 95.88%
               AUSTRIA - 2.04%
          654  Andritz AG                $       20,124
          414  Schoeller-Bleckmann
               Oilfield Equipment AG             11,930
                                          --------------
                                                 32,054
                                          --------------
               BELGIUM - 3.47%
        2,872  Anheuser-Busch InBev N.V.         29,995
          745  EVS Broadcast Equipment,
               S.A.                              24,448
                                          --------------
                                                  54,443
                                          --------------
               BRAZIL - 2.31%
        1,192  Petroleo Brasileiro
               S.A., ADR                         36,320
                                          --------------
               CHINA - 7.49%
       38,000  Bank of China, Ltd.,
               Class H                           12,649
       26,000  China Communications
               Construction Co., Ltd.,
               Class H                           28,514
        6,000  China Life Insurance Co.,
               Ltd., Class H                     19,895
        1,851  China Medical
               Technologies, Inc., ADR           25,488
       23,803  China Railway
               Construction Corp., Ltd.,
               Class H *                         31,080
                                          --------------
                                                117,626
                                          --------------
               DENMARK - 0.81%
          311  Carlsberg A/S, Class B            12,759
                                          --------------
               GERMANY - 8.60%
          541  Bauer AG                          15,827
          506  Bayer AG                          24,202
          384  Bilfinger Berger AG               14,525
          431  Fresenius Medical Care AG
               & Co.                             16,755
          644  Gerresheimer AG                   11,799
          690  GFK AG                            16,318
          168  Muenchener
               Rueckversicherungs-
               Gesellschaft AG                   20,490
        2,293  Wirecard AG *                     15,233
                                          --------------
                                                135,149
                                          --------------
               HONG KONG - 3.64%
       26,000  Anta Sports Products,
               Ltd.                              17,108
       17,000  Hang Lung Properties,
               Ltd.                              40,139
                                          --------------
                                                 57,247
                                          --------------

                                                 VALUE
    SHARES                                     (NOTE 3)
  -----------                                 ---------
               ITALY - 2.45%
        3,100  Autogrill SpA             $       17,875
        1,156  Saipem SpA                        20,581
                                          --------------
                                                 38,456
                                          --------------
               JAPAN - 16.37%
        1,300  Aeon Fantasy Co., Ltd.             8,891
          900  Canon, Inc.                       25,640
          100  Cocokara Fine Holdings,
               Inc.                                 891
          200  Hikari Tsushin, Inc.               3,728
          200  Hitachi Systems &
               Services, Ltd.                     1,772
          700  HOYA Corp.                        13,649
          200  IT Holdings Corp.                  2,291
        2,000  Itoham Foods, Inc.                 5,698
       14,000  Juki Corp.                        11,032
        1,200  Makita Corp.                      26,671
        7,400  Mitsubishi UFJ Financial
               Group, Inc.                       35,585
          200  Nintendo Co., Ltd.                57,483
          200  Sanei-International Co.,
               Ltd.                               1,319
          800  Secom Co., Ltd.                   29,338
            3  Seven Bank, Ltd.                   7,953
        2,000  Shinko Securities Co.,
               Ltd.                               3,859
          700  Tokio Marine Holdings,
               Inc.                              16,937
          300  Xebio Co., Ltd.                    4,349
                                          --------------
                                                257,086
                                          --------------
               MEXICO - 1.65%
          960  America Movil SAB de
               C.V., Series L., ADR              25,997
                                          --------------
               SINGAPORE - 11.58%
       64,000  Banyan Tree Holdings,
               Ltd.                              15,780
       28,500  Capitaland, Ltd.                  43,660
        6,000  DBS Group Holdings, Ltd.          33,335
        6,000  Keppel Corp., Ltd.                19,764
       18,000  SC Global Developments,
               Ltd.                               4,556
       13,000  StarHub, Ltd.                     16,838
       23,000  Wilmar International,
               Ltd.                              47,937
                                          --------------
                                                181,870
                                          --------------
               SPAIN - 5.26%
        2,690  Banco Bilbao Vizcaya
               Argentaria, S.A.                  21,837
        6,668  Iberdrola Renovables S.A.*        27,640
          122  Indra Sistemas S.A.                2,354
          789  Red Electrica Corp., S.A.         30,819
                                          --------------
                                                 82,650
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                 PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
HENDERSON INTERNATIONAL EQUITY FUND
MARCH 31, 2009 (CONTINUED)


                                                 VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               SWITZERLAND - 13.70%
        2,462  ABB, Ltd. *               $       34,368
        1,375  Credit Suisse Group AG            41,867
           22  Lonza Group AG                     2,174
        1,277  Nestle S.A.                       43,169
          391  Roche Holding AG                  53,654
          198  Syngenta AG                       39,903
                                          --------------
                                                215,135
                                          --------------
               TAIWAN - 1.40%
        3,636  Fubon Financial Holding
               Co., Ltd., GDR (a)                21,926
                                          --------------
               UNITED KINGDOM - 14.19%
          997  Cairn Energy plc *                31,114
        9,254  Eros International plc *          10,888
        4,972  ICAP plc                          21,705
        6,733  Man Group plc                     21,109
        6,825  Serco Group plc                   35,817
        2,200  Spectris plc                      12,706
        6,672  Tesco plc                         31,918
       32,720  Vodafone Group plc                57,629
                                          --------------
                                                222,886
                                          --------------
               UNITED STATES - 0.92%
       18,500  Real Gold Mining, Ltd. *          14,512
                                          --------------

               TOTAL COMMON STOCK
               (Cost $2,238,127)              1,506,116
                                          --------------

PREFERRED STOCK - 3.13%

               GERMANY - 3.13%
        1,070  Fresenius SE                      49,130
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $85,005)                    49,130
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $2,323,132)              1,555,246
                                          --------------

SHORT TERM INVESTMENT - 0.88%

       13,801  Fidelity Institutional
               Treasury Portfolio                13,801
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $13,801)                    13,801
                                          --------------
TOTAL INVESTMENTS - 99.89%
               (Cost $2,336,933)        $     1,569,047
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 99.89%
  0.11%                                           1,726
                                          --------------
TOTAL NET ASSETS - 100.00%              $     1,570,773
                                          --------------

     (a) Fair valued at March 31, 2009 as determined in good faith using procedures approved by the Trustees of the Trust.

     *    Non income producing security

     ADR  American Depositary Reciepts

     GDR  Global Depositary Reciepts

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS


INTERNATIONAL EQUITY FUND
MARCH 31, 2009 (CONTINUED)

OTHER INFORMATION:


Industry concentration as                            % of net
a percentage of net assets:                            assets
--------------------------------------------------------------
Diversified Banks                                        7.09
Wireless Telecommunication Services                      6.40
Diversified Real Estate Activities                       5.33
Pharmaceuticals                                          4.96
Health Care Equipment                                    4.75
Construction & Engineering                               3.75
Home Entertainment Software                              3.66
Packaged Foods & Meats                                   3.11
Agricultural Products                                    3.05
Brewers                                                  2.72
Diversified Capital Markets                              2.66
Industrial Conglomerates                                 2.65
Fertilizer & Agricultural Chemicals                      2.54
Household Appliances                                     2.40
Integrated Oil & Gas                                     2.31
Environmental & Facilities Services                      2.28
Heavy Electrical Equipment                               2.19
Oil & Gas Equipment & Services                           2.07
Food Retail                                              2.03
Oil & Gas Exploration & Production                       1.98
Building Heavy Construction                              1.98
Electric Utilities                                       1.96
Security & Alarm Service                                 1.87
Independent Power Producers & Energy Traders             1.76
Office Electronics                                       1.63
Investment Banking & Brokerage                           1.63
Communications Equipment                                 1.56
Asset Management & Custody Banks                         1.34
Reinsurance                                              1.30
Industrial Machinery                                     1.28
Life & Health Insurance                                  1.27
Apparel, Accessories & Luxury Goods                      1.17
Restaurants                                              1.14
Property & Casualty Insurance                            1.08
Health Care Services                                     1.07
Research & Consulting Services                           1.04
Hotels, Resorts & Cruise Lines                           1.00
Data Processing & Outsourced Services                    0.97
Gold Mining                                              0.92
Life Sciences Tools & Services                           0.89
Electronic Components                                    0.87
Electronic Equipment & Instruments                       0.81
Movies & Entertainment                                   0.69
Leisure Facilities                                       0.57
IT Consulting & Other Services                           0.41
Real Estate Development                                  0.29
Specialty Stores                                         0.28
Computer & Electronics Retail                            0.24
Drug Retail                                              0.06
                                                 -------------
Long Term Investments                                   99.01
Short Term Investment                                    0.88
                                                 -------------
Total Investments                                       99.89
Net Other Assets and Liabilities                         0.11
                                                 -------------
                                                       100.00
                                                 =============


                       See Notes to Financial Statements.

Henderson International Equity Fund
Notes to Portfolio of Investments

1. All percentages are based on the net assets of the Henderson International Equity Fund (the "Fund") as of March 31, 2009.

2. Net unrealized depreciation of the Fund's investment securities was $767,886, of which $31,812 related to appreciated investment securities and $799,698 related to depreciated investment securities for the fiscal quarter ended March 31, 2009.

3. Securities traded on a recognized exchange or market are generally valued at the latest reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

Various inputs are used in determining the value of the Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments carried at value:

Henderson International Equity Fund
Notes to Portfolio of Investments

                                          INVESTMENTS IN
VALUATION INPUTS                              SECURITIES

Level 1 - Quoted Prices                       $  935,925
Level 2 - Other Significant
Observable Inputs                                633,122
Level 3 - Significant
Unobservable Inputs                                    -
                                      -------------------
TOTAL                                         $1,569,047
                                      ===================

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Fund's financial position and financial performance. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. During the period ended March 31, 2009 the Fund did not invest in derivative instruments or engage in related hedging activities.

In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS



By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Sean Dranfield
         ------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    May 22, 2009



By:      /s/ Troy Statczar
         -----------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    May 22, 2009